ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31, 2021	December 31, 2020
Accounts Payable	$623,557	$1,112,994
Credit Cards	126,063	-
Accrued Interest	1,880,066	3,691,688
Accrued Expenses	144,208	144,208
Total Accounts Payable and Accrued Expenses	$2,773,894	$4,948,890